Unaudited Selected Quarterly Data (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Financial Results
Unaudited quarterly financial results for the years ended December 31, 2013 and 2012, are set forth in the following tables:

	Year Ended December 31, 2013
($ in millions, except per share amounts)	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr
Sales and service revenues	$1,562	$1,683	$1,637	$1,938
Operating income (loss)	95	116	127	174
Earnings (loss) before income taxes	65	87	99	143
Net earnings (loss)	44	57	69	91
Dividends declared per share	$0.10	$0.10	$0.10	$0.20
Basic earnings (loss) per share	$0.88	$1.14	$1.38	$1.86
Diluted earnings (loss) per share	$0.87	$1.12	$1.36	$1.82

	Year Ended December 31, 2012
($ in millions, except per share amounts)	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr
Sales and service revenues	$1,568	$1,721	$1,596	$1,823
Operating income (loss)	80	106	66	106
Earnings (loss) before income taxes	50	77	37	77
Net earnings (loss)	33	50	13	50
Dividends declared per share	$—	$—	$—	$0.10
Basic earnings (loss) per share	$0.67	$1.01	$0.26	$1.01
Diluted earnings (loss) per share	$0.67	$1.00	$0.26	$0.98